Document and Entity Information	28 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	WINDAUS GLOBAL ENERGY INC.
Entity Central Index Key	0001439133
Document Type	8-K
Document Period End Date	May 22, 2013
Amendment Flag	true
Amendment Description	This amendment to our current report on Form 8-K is being filed to incorporate changes to the current report on Form 8-K (the Form 8-K) filed by us on May 22, 2013, as amended on August 16, 2013, in response to comments received from the Securities and Exchange Commission (the SEC) as a result of the SECs review of the Form 8-K. Unless otherwise disclosed herein, the disclosures contained herein have not been updated to reflect events, results or developments that have occurred after the original filing of the Form 8-K, or to modify or update those disclosures affected by subsequent events unless otherwise indicated in this report. This amendment should be read in conjunction with our filings made with the SEC subsequent to the filing of the Form 8-K, including any amendments to those filings.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 126,616	$ 4,022	$ 206,108
Accounts receivable	153,068	24,933	7,100
Inventories	309,182	295,023
Prepaid expenses	77,717	77,717	40,500
TOTAL CURRENT ASSETS	666,583	401,695	253,708
Property and equipment, net of accumulated depreciation of $244,085, $202,303 and $44,495, respectively	446,691	487,942	559,754
Deposits	7,500	7,500	7,500
TOTAL ASSETS	1,120,774	897,137	820,962
Accounts payable	1,014,597	1,021,312	511,243
Accounts payable - related parties	49,140	41,705
Accrued liabilities	640,866	512,730	42,983
Deferred rent	64,240	61,098	47,197
Deferred revenues	232,386	102,428
Short term debt - related parties	49,140	41,705
Short term debt - third parties	589,750	499,750	250,000
Current maturities of note payable	468,604	351,453	117,151
TOTAL CURRENT LIABILITIES	3,363,583	2,843,476	968,574
Note payable, non-current	931,396	1,048,547	1,282,849
TOTAL LIABILITIES	4,294,979	3,892,023	2,251,423
Series A Convertible Preferred stock; $0 par value; 500,000 shares authorized; 83,053, 83,053 and 0 shares issued and outstanding, respectively	740,000	740,000
Seed 1 Convertible Preferred stock; $0 par value; 35,000 shares authorized; 35,000, 35,000 and 35,000 shares issued and outstanding, respectively	35,000	35,000	35,000
Seed 2 Convertible Preferred stock; $0 par value; 500,000 shares authorized; 463,908, 463,908 and 463,908 shares issued and outstanding, respectively	1,521,353	1,521,353	1,521,353
Common stock; $0 par value; 9,000,000 shares authorized; 955,000, 955,000 and 955,000 shares issued and outstanding, respectively	955,000	955,000	955,000
Additional paid in capital	381,645	341,748	182,155
Accumulated deficit	(5,855,335)	(5,636,119)	(3,172,101)
TOTAL STOCKHOLDERS' DEFICIT	(3,174,205)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,120,774	$ 897,137	$ 820,962

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock Series A , par value	$ 0	$ 0	$ 0
Preferred Stock Series A, shares authorized	500,000	83,053	83,053
Preferred Stock Seed 1 - par value	$ 0	$ 0	$ 0
Preferred Stock - Seed 1, shares issued and outstanding	35,000	35,000	35,000
Preferred Stock - Seed 1 , shares authorized	35,000	35,000	35,000
Preferred Stock Seed 2 - par value	$ 0	$ 0	$ 0
Preferred Stock Seed 2 , shares issued and outstanding	463,908	463,908	463,908
Preferred Stock - Seed 2 , shares authorized	500,000	500,000	500,000
Common Stock, par value	$ 0	$ 0	$ 0
Common Stock, shares authorized	9,000,000
Common Stock, shares issued	955,000	955,000	955,000
Common Stock, shares outstanding	955,000	955,000	955,000
Property and equipment, net of accumulated depreciation	$ 244,085	$ 202,303	$ 44,495

Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
SALES	$ 356,749	$ 85,040	$ 237,237
COST OF GOODS SOLD	227,448	122,791	428,374
GROSS PROFIT	129,301	(37,751)	(191,137)
OPERATING EXPENSES:
Research and development		654,253	1,181,094	1,627,132
General and administrative expenses	309,196	333,499	1,525,535	1,072,885
TOTAL OPERATING EXPENSES	309,196	987,752	2,706,629	2,700,017
LOSS FROM OPERATIONS	(179,895)	(1,025,503)	(2,897,766)	(2,700,017)
Grant income			600,000	1,000,000
Other income			5,915	12,215
Interest expense, net	(39,321)	(20,618)	(172,167)	(93,508)
TOTAL OTHER INCOME (EXPENSE)	(39,321)	(20,618)	433,748	918,707
NET LOSS	$ (219,216)	$ (1,046,121)	$ (219,216)	$ (1,781,310)
Net Loss Per Share - Basic and Diluted	$ (0.23)	$ (1.1)	$ (2.58)	$ (1.87)
Weighted Average Shares Outstanding - Basic and Diluted	955,000	955,000	955,000	955,000

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (219,216)	$ (1,046,121)	$ (219,216)	$ (1,781,310)
Depreciation	41,782	37,364	157,808	38,305
Stock option expenses	39,897	39,898	159,593	101,678
Accounts recievable	(128,135)	(85,247)	(17,833)	(7,100)
Prepaid expenses			(37,217)	(40,500)
Inventory	(14,159)		(295,023)
Other assets				(7,500)
Accounts payable	(6,715)	294,148	501,128	214,116
Accounts payable related parties	7,435		41,705
Accrued liabilities	128,135	(8,942)	469,747	62,461
Deferred rent	3,142		13,901	9,412
Deferred revenue	129,959		102,428
NET CASH USED IN OPERATING ACTIVITIES	(17,875)	(768,900)	(1,367,781)	(1,410,438)
Cash paid for purchase of fixed assets	(531)	(35,131)	(27,055)	(340,733)
NET CASH USED BY INVESTING ACTIVITIES	(531)	(35,131)	(27,055)	(340,733)
Proceeds from short term debt	90,000	100,000	769,750	350,000
Principal payments on short term debt			(520,000)	(100,000)
Proceeds from notes payable issued and line of credit				1,400,000
Proceeds from short term debt - related parties	61,000	100,000	303,000	100,000
Payments on short term debt - related parties	(10,000)		(50,000)	(100,000)
Proceeds from issuance of Series A Preferred Stock		410,000	690,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	141,000	610,000	1,192,750	1,650,000
NET INCREASE (DECREASE) IN CASH	122,594	(194,031)	(202,086)	(101,171)
CASH, Beginning of Period	4,022	206,108	206,108	307,279
CASH, End of Period	126,616	12,077	4,022	206,108
Interest	6,490	1,920	68,257	10,759
Income taxes

Shareholders Equity (USD $)	Series A Preferred Shares	Seed 1 Preferred Shares	Seed 2 Preferred Shares	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Begnning Balance value at Dec. 31, 2009		$ 35,000	$ 975,000	$ 3,132	$ 80,477	$ (1,390,791)	$ (297,182)
Beginning Balance, shares		35,000	297,336	955,000
Preferred shares			166,572
Preferred amount			546,353
Net Loss for the period			546,353				546,353
Stock Option Expense					$ 101,678		$ 101,678
Ending Balance, value at Dec. 31, 2010

NOTE 1 - NATURE OR ORGANIZATION	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 1 - NATURE OR ORGANIZATION

NOTE 1 – NATURE OF ORGANIZATION

Nature of Activities

Windstream Technologies, Inc. (the “Company”) was incorporated in California on July 21, 2008. The Company is engaged in the development and commercialization of wind driven electrical generation equipment. The Company has facilities in Indiana.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING PROLICIES

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

Use of Estimates

The preparation of these financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, inventory, accounts payable, notes payable and related party debts. The Company believes that the recorded values of all of other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. There have been no write-offs during the various periods being reported on.

Inventories

Inventories are primarily raw materials. Inventories are valued at the lower of, cost as determined on a first-in-first-out (FIFO) basis, or market. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Management writes down the inventories to market value if it is below cost. Management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if valuation allowance is required. Costs of raw material inventories include purchase and related costs incurred in bringing the products to their present location and condition.

Property and Equipment

Property and equipment consists of manufacturing equipment, factory equipment, furniture and fixtures, leasehold improvements and tooling costs. These assets are recorded at cost and are being amortized on the straight-line basis over estimated lives of two to seven years. Repair and maintenance expenditures, which do not result in improvements, are charged to expense as incurred.

Long –Lived Assets

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicated that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. No impairment losses were recognized for the years ended December 31, 2012 and 2011 and the three months ended March 31, 2013 and 2012.

Deferred Revenues

The Company typically receives advance payments on certain individual sales. These advance payments are recorded as deferred revenue on the balance sheets and reclassified as revenue on the statement of operations only after the product has been delivered and the revenue has been earned.

Revenue Recognition

Sales revenue consists of amounts earned from customers through the sale of its primary products, the TurboMill and the SolarMill, power generation devices, which use alternative energy sources, primarily wind, to generate electricity. The Company also provides accessory products in support of these devices in the form of mounting equipment, data collection/monitoring equipment, batteries, inverters and various wiring solutions and accessories.

Grant income stems from the company’s participation in local and state manufacturing incentive programs.

Sales revenue is recognized when persuasive evidence of an arrangement exists, title to and risk of loss for the product has passed, which is generally when the products are shipped to its customers and collection is reasonably assured.

Grant income is recorded when received.

Cost of goods sold

Cost of goods sold consists primarily of raw materials, utility and supply costs consumed in the manufacturing process, manufacturing labor, depreciation expense and direct overhead expenses necessary to manufacture finished goods as well as warehousing and distribution costs such as inbound freight charges, shipping and handling costs, purchasing and receiving costs.

Income Taxes

In accordance with ASC 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2012 and 2011.

Stock Based Payments

We account for share-based awards to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC 505-50 “Equity”, wherein such awards are expensed over the period in which the related services are rendered.

Embedded conversion features

The Company evaluates embedded conversion features within convertible debt and convertible preferred stock under ASC 815 “Derivatives and Hedging” to determine whether the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature.

Research and Development

Costs incurred in developing the ability to create and manufacture products for sale are included in research and development. Once a product is commercially feasible and starts to sell to third party customers, the classification of such costs as development costs stops and such costs are recorded as costs of production, which is included in cost of goods sold. Research and development costs are expensed when incurred.

Basic and Diluted Net Loss per Share

The Company computes loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using treasury stock method, and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. Common stock equivalents pertaining to the convertible debt, options, warrants and convertible preferred shares were not included in the computation of diluted net loss per common share because the effect would have been anti-dilutive due to the net loss for the years ended December 31, 2012 and 2011 and for the three months ended March 31, 2013 and 2012, respectively.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. The Company places its cash with high credit quality financial institutions. At times such cash may be in excess of the FDIC limit. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Fair Value Measurements

As defined in ASC 820 “Fair Value Measurements”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 3 - GOING CONCERN	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
NOTE 3 - GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred losses and has negative working capital. In addition, the Company generated negative cash flow from operations. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

If necessary, the Company will pursue additional equity and/or debt financing while managing cash flows from operations in an effort to provide funds to meet its obligations on a timely basis and to support future business development.

The financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

NOTE 4 - PREPAID EXPENSES	28 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - PREPAID EXPENSES	NOTE 4 – PREPAID EXPENSES Prepaid expenses as of March 31, 2013, December 31, 2012 and 2011 refer to advance payments for inventory purchases.

NOTE 5 - PROPERTY AND EQUIPMENT	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of:

	March 31, 2013	December 31, 2012	December 31, 2011

Equipment	$125,039	$125,039	$119,539
Factory equipment	15,800	15,800	15,800
Furniture and fixtures	7,888	7,888	7,888
Leasehold improvements	64,582	64,582	51,806
Tooling	477,467	476,936	409,216

Total	690,776	690,245	604,249

Less accumulated depreciation	(244,085)	(202,303)	(44,495)

Net property, plant and equipment	$446,691	$487,942	$559,754

Depreciation expense for the periods ended as follows amounted to:

	March 31, 2013	March 31, 2012	December 31, 2012	December 31, 2011

Depreciation Expense	$41,782	$ 37,364	$ 157,808	$ 38,305

NOTE 6 - SHORT TERM DEBT	28 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
NOTE 6 - SHORT TERM DEBT

NOTE 6 – SHORT TERM DEBT

On various dates in 2011, the Company issued notes totaling to $450,000 of which $100,000 was to a related party (member of the Board of Directors). The notes bear interest ranging from 8% to 18% and are due on demand. During the year ended December 31, 2011, the Company fully repaid $200,000 of the existing notes, including the note issued to the related party. As of December 31, 2011 and 2012, the outstanding balance on the above notes amounted to $250,000.

On various dates in 2012, the Company issued notes totaling to $1,072,750 of which $303,000 were to related parties (Company President and a member of the Board of Director). The notes bear interest ranging from 5% to 18%. Except for three notes totaling to $420,000 which have a term ranging from 1 to 3 months, the remaining notes are due on demand. During the year ended December 31, 2012, the Company fully repaid $570,000 of the existing notes, including a partial payment of $50,000 for a note issued to a related party. As of December 31, 2012, the outstanding balance on the above notes amounted to $502,750.

During the three months ended March 31, 2013, the Company president advanced to the Company an additional $61,000 to fund operations. The Company subsequently repaid $10,000 of the total amount that was advanced.

On February 25, 2013, the Company entered into a working capital revolving line of credit with a bank, with a credit limit of $500,000, for use in financing overseas sales of the Company’s products. The Company’s draws under the line are transaction specific and are guaranteed by the Export Import Bank, a U.S. government entity. Draw downs on the line are used to meet the working capital needs of the Company to purchase materials and fund the labor and overhead to manufacture specific products for export to specific customers. The line accrues interest at a fixed rate of 6.6% and expires in March 2014. At March 31, 2013, the outstanding balance on the line was $90,000.

A summary of debt activity during the periods presented is set forth below:

	Third parties	Related parties
Proceeds from short term notes	$350,000	$100,000
Repayments of short term notes	-100,000	-100,000
Balance at December 31, 2011	$250,000	$ -
Proceeds from short term notes	769,750	303,000
Repayments of short term notes	-520,000	-50,000
Balance at December 31, 2012	$499,750	$ 253,000
Draw downs from line of credit	90,000	-
Proceeds from short term notes	—	61,000
Repayments of short term notes	—	-10,000
Balance at March 31, 2013	$589,750	$304,000

NOTE 7 - NOTE PAYABLE	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
NOTE 7 - NOTE PAYABLE

NOTE

NOTE PAYABLE

In July 2011, the Company entered into a $1,400,000 note agreement with the City of North Vernon, Indiana. Interest accrues at 5.5% and the note matures on August 1, 2016. As of March 31, 2013 and December 31, 2012 and 2011, the full amount of the note was outstanding.

Interest and principal payments are expected to be paid as follows:

2013	$234,303
2014	234,303
2015	234,303
2016	$1,182351

The Company was unable to pay the interest and principal payments due on August 1, 2012 and is in default of such payment.  The Company was able to negotiate payment terms with the City of North Vernon, Indiana, which allowed the Company to delay scheduled repayments of the loan

In May 2013, the Company made a $25,000 principal payment.

Note 8 - CONVERTIBLE NOTE PAYABLE	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 8 - CONVERTIBLE NOTE PAYABLE

NOTE 8 – CONVERTIBLE NOTE PAYABLE

On September 15, 2010, the Company received proceeds from a note payable in the amount of $500,000 from a third party. The note bore interest at 8% and was due in full on September 15, 2012. The note was convertible to shares of the Company’s common stock at $3.28 per share. On November 12, 2011, the note holder converted the note as well as $46,353 of accrued interest to 166,572 shares of Seed 2 preferred stock. As of March 31, 2013 and December 31, 2012 and 2011, no amounts were outstanding under this note.

NOTE 9 - RELATED PARTY TRANSACTION	28 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTION

NOTE 9 – RELATED PARTY TRANSACTIONS

As of March 31, 2013, the Company owed $49,140 to the Company president for expenses incurred on behalf of the Company. As of December 31, 2012, the balance due for expenses incurred was $41,705. These amounts are non-interest bearing, unsecured and due on demand.

NOTE 10 - COMMON STOCK AND PREFERRED STOCK	28 Months Ended
Mar. 31, 2013
Equity [Abstract]
NOTE 10 - COMMON STOCK AND PREFERRED STOCK

NOTE 10 – COMMON STOCK AND PREFERRED STOCK

Common Stock

The Company has 9,000,000 shares of common stock authorized and 955,000 shares were issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011.

The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock.

In January 2010, the Company issued fully vested 955,000 common shares to employees for services provided to the Company and recorded the stock-based compensation of $3,132, which is equivalent to the fair value of the shares at the date of the grant.

Convertible Preferred Stock

The Company has 1,035,000 total shares of preferred stock authorized in the following classes:

Seed 1 Preferred Stock	35,000 shares authorized
Seed 2 Preferred Stock	500,000 shares authorized
Series A Preferred Stock	500,000 shares authorized

The holders of all classes of preferred stock are entitled to receive noncumulative dividends at the following rates:

Seed 1 Preferred Stock	$.08 per share per annum
Seed 2 Preferred Stock	$.2624 per share per annum
Series A Preferred Stock	$.7128 per share per annum

The holders of all preferred shares have the right to vote for each share of common stock into which such share of preferred stock could then be converted.

Each share of each series of preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as determined by dividing the original issue price for each such series of preferred stock by the conversion price applicable to such in effect on the date the certificate is surrendered for conversion.

In fiscal years 2008 and 2009, the Company issued 10,000 shares of Seed 1 Preferred Stock to settle a debt with a balance of $10,000 and 25,000 shares for cash at $1.00 per share for total gross proceeds of $25,000.

In fiscal years 2009 and 2010 the Company issued 297,636 shares of Seed 2 Preferred Stock for cash at $3.28 per share for total gross proceeds of $975,000.

On November 12, 2011, the Company issued 166,572 shares of Seed 2 Preferred Stock in order settle a $500,000 convertible note and $46,353 of accrued interest.

In fiscal year 2012, the Company issued 77,441 shares of Series A Preferred stock for cash at $8.91 per share for total gross proceeds of $690,000. An additional 5,612 of Series A Preferred stock were issued to a vendor to settle $50,000 in outstanding trade payables.

NOTE 11 - STOCK OPTIONS	28 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
NOTE 11 - STOCK OPTIONS

NOTE 11 – STOCK OPTIONS

In fiscal 2010, the Company issued 172,500 options to purchase common stock to various employees for services rendered. These options were granted with an exercise price ranging from $0.65 to $0.90 per share, have a contract term of ten years and are vested for a period of five years or immediately. The options have a fair value of $565,770 which was calculated using the Black-Scholes option pricing model.

In fiscal 2012, the Company issued 32,500 options to purchase common stock to various employees and consultants for services rendered. These options were granted with an exercise price of $.90 per share, have a contract term of ten years and are vested for a period of five years. The options have a fair value of $289,572 which was calculated using the Black-Scholes option pricing model.

Stock option activity is presented in the table below:

	Number of Shares	Weighted average Exercise Price	Weight average Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2010	172,500	0.83	9.75	—

Granted	—	—	—	—

Outstanding at December 31, 2011	172,500	0.83	8.75	—

Granted	32,500	0.9	10.00	—

Outstanding at December 31, 2012	205,000	0.85	7.95	—

The Company recognized stock compensation expense as follows for all periods presented:

Three months ended March 31, 2013	$39,897
Three months ended March 31, 2012	$39,898
Year ended December 31, 2012	$159,593
Year ended December 31, 2011	$101,678

The fair value of the options granted during the various periods was estimated at the date of grant using the Black-Scholes option-pricing model and the following assumptions:

Year Options were granted	2012	2010
Market value of stock on grant date	8.91	3.28
Risk-free interest rate	1.39%	1.54 to 3.14%
Dividend Yield	0%	0%
Volatility Factor	300%	300%
Weighted average expected life	7.5 years	5 to 7.5 years
Expected forfeiture rate	0%	0%

NOTE 12 - COMMITMENTS AND CONTINGENCIES	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 12 - COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various facilities under a non-cancelable operating lease expiring on September 30, 2013. The current minimum monthly rental payment is $4,750 plus various expenses incidental to use of the property. The Company has an option to extend the lease for one twelve month period at slightly higher monthly rent.

The Company also leases a research facility in New Albany, Indiana under a sixty-five month lease expiring March 30, 2015. The Company evaluated the lease under FASB ASC 840-20 “Operating Leases” and notes that the lease qualifies as an escalating lease. Therefore, rent expense was calculated on a straight-line basis, and was determined to be $3,124 per month. The Company’s deferred rent liability for the three month period ended March 31, 2013 and for the years ended December 31, 2012 and December 31, 2011 were $64,240, $61,098, and $47,197, respectively.

Future minimum lease commitments at December 31, 2012 are as follows:

2013	$88,910
2014	$58,624
2015	$15,479
Total	$163,013

Rent expense for all periods presented are as follows:

Three months ended March 31, 2013	$44,263
Three months ended March 31, 2012	$37,618
Year ended December 31, 2012	$95,981
Year ended December 31, 2011	$51,741

Litigations

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. While the ultimate outcome of the aforementioned contingencies are not determinable at this time, management believes that any liability or loss resulting therefrom will not materially affect the financial position, result of operations or cash flows of the Company.

NOTE 13 - INCOME TAXES	28 Months Ended
Mar. 31, 2013
Schedule of Investments [Abstract]
NOTE 13 - INCOME TAXES

NOTE 13 – INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

During the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011, the Company incurred net losses, and, therefore, had no tax liability. The net deferred asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $2,465,962, $2,287,301 and $54,157, respectively as of March 31, 2013, December 31, 2012 and 2011, and will expire in years 2020 through 2032.

Deferred tax assets consist of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

As of March 31, 2013, December 31, 2012 and 2011, deferred tax assets consisted of the following:

		December 31,
	March 31, 2013	2012	2011
	(Unaudited)
Net operating loss carryforwards	$863,087	$800,556	$18,955
Valuation allowance	(863,087)	(800,556)	(18,955)
	$—	$—	$—

NOTE 14 - MAJOR CUSTOMERS	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 14 - MAJOR CUSTOMERS

NOTE 14 – MAJOR CUSTOMERS

During the three months ended March 31, 2013, three customers accounted for 100% of revenue.

During the same period in 2012, two customers accounted for 55.8% of revenues.

For the year ended December 31, 2012, two customers accounted for 67.93% of revenue.

NOTE 15 - SUBSEQUENT EVENTS	28 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
NOTE 15 - SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On May 22, 2013 (“Closing Date”), Windaus Global Technology, Inc. (“Windaus”) entered into a “Share Exchange Agreement” (“the Agreement”) by and among, Windaus and the Company and certain shareholders of the Company. Pursuant to the Agreement, Windaus agreed to exchange the outstanding common and preferred stock of the Company held by the Company shareholders for common shares of common stock in Windaus on approximately a 1:25.80 basis. At the Closing Date, there were approximately 955,000 shares of the Company’s common stock and 581,961 shares of the Company’s preferred stock outstanding. In addition, shares issuable under outstanding options of the Company will be exercisable into shares of common stock of Windaus, pursuant to the terms of such instruments. The shares of the Company’s common stock and preferred stock will be exchanged for approximately 39,665,899 new shares of Windaus common stock, par value of $0.001 per share.  Also 13,410,972 shares will be reserved for options to be exercised in the future under the Company’s stock option plan. At the closing, Windaus had approximately 24,000,000 shares of common stock issued and outstanding and no preferred stock. As of the date of the filing of Windaus most recent Form 8-K, the holders of the majority shares of common and preferred stock of the Company have exchanged their shares into a majority of the issued and outstanding shares of Windaus’ common stock. As a result of the Agreement, and other transactions contemplated by Windaus, the Company is now a majority owned subsidiary of Windaus and the transaction is expected to be accounted for as a reverse merger.

Between April 1, 2013 and May 30, 2013, the Company president advanced the Company an additional $1,000 to fund operations. The Company subsequently repaid $17,500 of the total amount that was advanced.

In May 2013, the company issued 4.36 million common shares for consulting services.

On June 1, 2013, WindStream entered into subscriptions agreements with five accredited investors for the issuance of convertible promissory notes in the aggregate principal amount of $550,000, which are convertible into shares of common stock of the Company at $0.25 per share, and warrants entitling the holder to purchase up to an aggregate of 1,600,000 of shares of common stock of the Company at $0.25 per share. The notes bear interest at 8% and are due in one year. In connection with one of the five debt issuances, the company paid finder’s fees of $42,000 as well as 140,000 common stock warrants at$0.05 per share. All warrants vest immediately and have a term of three years.

On July 4, 2013, the Company entered into subscription agreements with an accredited investor for the issuance of 5,000,000 shares of common stock at $0.05 per share, for an aggregate purchase price of $250,000.

In July 2013, the Company entered into subscription agreements with accredited investors for the issuance of 1,800,000 shares at $0.25 per share together with warrants to purchase 1,500,000 shares at $0.50 per share for an aggregate purchase price of $450,000. The warrantes vest immediately and have a term of three years.

On August 5, 2013, the Company entered into subscription agreements with an accredited investor for the issuance of 200,000 shares at $0.25 per share together with warrants to purchase 50,000 shares at $0.50 per share for an aggregate purchase price of $50,000. The warrants vest immediately and have a term of three years.

In August, 2013, the Company issued warrants to various investors entitling the holders to purchase up to an aggregate of 1,100,000 of shares of common stock of the Company at $0.25 per share. The warrants vest immediately and have a term of three years.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Fiscal Year

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

Use of Estimates

Use of Estimates

The preparation of these financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Financial Instruments

Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, inventory, accounts payable, notes payable and related party debts. The Company believes that the recorded values of all of other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
Accounts Receivable

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. There have been no write-offs during the various periods being reported on.

Inventories

Inventories

Inventories are primarily raw materials. Inventories are valued at the lower of, cost as determined on a first-in-first-out (FIFO) basis, or market. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. Management writes down the inventories to market value if it is below cost. Management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if valuation allowance is required. Costs of raw material inventories include purchase and related costs incurred in bringing the products to their present location and condition.

Property and Equipment

Property and Equipment

Property and equipment consists of manufacturing equipment, factory equipment, furniture and fixtures, leasehold improvements and tooling costs. These assets are recorded at cost and are being amortized on the straight-line basis over estimated lives of two to seven years. Repair and maintenance expenditures, which do not result in improvements, are charged to expense as incurred.

Long -Lived Assets

Long –Lived Assets

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicated that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. No impairment losses were recognized for the years ended December 31, 2012 and 2011 and the three months ended March 31, 2013 and 2012.

Deferred Revenues

Deferred Revenues

The Company typically receives advance payments on certain individual sales. These advance payments are recorded as deferred revenue on the balance sheets and reclassified as revenue on the statement of operations only after the product has been delivered and the revenue has been earned.

Revenue Recognition

Revenue Recognition

Sales revenue consists of amounts earned from customers through the sale of its primary products, the TurboMill and the SolarMill, power generation devices, which use alternative energy sources, primarily wind, to generate electricity. The Company also provides accessory products in support of these devices in the form of mounting equipment, data collection/monitoring equipment, batteries, inverters and various wiring solutions and accessories.

Grant income stems from the company’s participation in local and state manufacturing incentive programs.

Sales revenue is recognized when persuasive evidence of an arrangement exists, title to and risk of loss for the product has passed, which is generally when the products are shipped to its customers and collection is reasonably assured.

Grant income is recorded when received.

Cost of goods sold

Cost of goods sold

Cost of goods sold consists primarily of raw materials, utility and supply costs consumed in the manufacturing process, manufacturing labor, depreciation expense and direct overhead expenses necessary to manufacture finished goods as well as warehousing and distribution costs such as inbound freight charges, shipping and handling costs, purchasing and receiving costs.

Income taxes

Income Taxes

In accordance with ASC 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2012 and 2011.

Stock Based Payments

Stock Based Payments

We account for share-based awards to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC 505-50 “Equity”, wherein such awards are expensed over the period in which the related services are rendered.

Research and Development Costs

Research and Development

Costs incurred in developing the ability to create and manufacture products for sale are included in research and development. Once a product is commercially feasible and starts to sell to third party customers, the classification of such costs as development costs stops and such costs are recorded as costs of production, which is included in cost of goods sold. Research and development costs are expensed when incurred.

Basic and Diluted Net Income (Loss) per Share

Basic and Diluted Net Loss per Share

The Company computes loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using treasury stock method, and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. Common stock equivalents pertaining to the convertible debt, options, warrants and convertible preferred shares were not included in the computation of diluted net loss per common share because the effect would have been anti-dilutive due to the net loss for the years ended December 31, 2012 and 2011 and for the three months ended March 31, 2013 and 2012, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. The Company places its cash with high credit quality financial institutions. At times such cash may be in excess of the FDIC limit. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

Fair Value Measurements

Fair Value Measurements

As defined in ASC 820 “Fair Value Measurements”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 5 - PROPERTY AND EQUIPMENT (TABLES)	28 Months Ended
Mar. 31, 2013
Note 5 - Property And Equipment Tables
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of:

	March 31, 2013	December 31, 2012	December 31, 2011

Equipment	$125,039	$125,039	$119,539
Factory equipment	15,800	15,800	15,800
Furniture and fixtures	7,888	7,888	7,888
Leasehold improvements	64,582	64,582	51,806
Tooling	477,467	476,936	409,216

Less accumulated depreciation	-244,085	-202,303	-44,495

Net property, plant and equipment	$446,691	$487,942	$559,754

Depreciation expense for the periods ended as follows amounted to:

	March 31, 2013	March 31, 2012	December 31, 2012	December 31, 2011

Depreciation Expense	$41,782	37,364	157,808	38n305

NOTE 6 - SHORT TERM DEBT (Tables)	28 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt Activity

	Third parties	Related parties
Proceeds from short term notes	$350,000	$100,000
Repayments of short term notes	-100,000	-100,000
Balance at December 31, 2011	$250,000	$ -
Proceeds from short term notes	769,750	303,000
Repayments of short term notes	-520,000	-50,000
Balance at December 31, 2012	$499,750	$ 253,000
Draw downs from line of credit	90,000	-
Proceeds from short term notes	—	61,000
Repayments of short term notes	—	-10,000
Balance at March 31, 2013	$589,750	$304,000

NOTE 7 - NOTE PAYABLE (Tables)	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Payment Agreement
2013	$234,303
2014	234,303
2015	234,303
2016	$1,182351

NOTE 11 - STOCK OPTIONS (Tables)	28 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Weighted Averages

	Number of Shares	Weighted average Exercise Price	Weight average Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2010	172,500	0.83	9.75	—

Granted	—	—	—	—

Outstanding at December 31, 2011	172,500	0.83	8.75	—

Granted	32,500	0.9	10.00	—

Outstanding at December 31, 2012	205,000	0.85	7.95	—

Compensation Expense
Three months ended March 31, 2013	$39,897
Three months ended March 31, 2012	$39,898
Year ended December 31, 2012	$159,593
Year ended December 31, 2011	$101,678

Stock Fair Value Options

Year Options were granted	2012	2010
Market value of stock on grant date	8.91	3.28
Risk-free interest rate	1.39%	1.54 to 3.14%
Dividend Yield	0%	0%
Volatility Factor	300%	300%
Weighted average expected life	7.5 years	5 to 7.5 years
Expected forfeiture rate	0%	0%

NOTE 14 - MAJOR CUSTOMERS (Details Narrative)	3 Months Ended	12 Months Ended	28 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Accounting Policies [Abstract]
Customer Revenues	5580.00%	6793.00%	10.00%

NOTE 6 - SHORT TERM DEBT (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Feb. 25, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Notes Outstanding			$ 1,072,750	$ 450,000
Notes Payable due to Related parties	61,000
Interest Rates			0.05	0.08
Notes Paid			570,000	200,000
Credit line - Bank		500,000
Notes Payable due to Related parties	10,000
Outstanding Balance		$ 90,000	$ 502,750	$ 250,000

NOTE 7 - NOTE PAYABLE - Payment Agreement (Details) (USD $)	Dec. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Interest and Principal payments	$ 1,182,351	$ 234,303	$ 234,303	$ 234,303

NOTE 7 - NOTE PAYABLE (Details Narrative)	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note Payable	$1,400,000

Note 8 - CONVERTIBLE NOTE PAYABLE (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 12, 2011	Sep. 15, 2010
Notes to Financial Statements
Proceeds from Notes Payable					$ 500,000
Interest					0.08
Convertible common stock	$ 0	$ 0	$ 0		$ 3.28
Accrued Interest				46,353
Shares Amount				$ 166,572

NOTE 9 - RELATED PARTY TRANSACTION (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Due to President	$ 49,140	$ 41,705

NOTE 13 - INCOME TAXES - NOTE 13 - INCOME TAXES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Abstract]
Net operating loss carryforwards	$ 863,087	$ 800,556	$ 18,955
Valuation allowance	$ (863,087)	$ (800,556)	$ (18,955)